Equity-Based Compensation Plan (Assumptions) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Performance Shares [Member]
Equity-Based Compensation [Line Items]
Risk-free interest rate	0.96%	0.95%	0.63%
Look-back period	2 years 9 months 30 days	2 years 10 months 3 days	2 years 10 months 3 days
Expected volatility	47.59%	30.12%	17.17%
Grant date fair value of performance units granted	$ 0.63	$ 1.03	$ 1.16
General and administrative expenses [Member]
Equity-Based Compensation [Line Items]
Share-based Compensation	$ 5	$ 1	$ 1